Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Schedule of Contract Assets and Contract Liabilities Deriving from Contracts with Customers	The table below provides information regarding receivables, contract assets and contract liabilities deriving from contracts with customers.
For the six months ended June 30, 2024
Thousands of USD

Trade receivables	12,150
Contract liabilities	3,062

Schedule of Revenues Per Major Products	Revenues per major products:
	For the six months ended June 30,
	2023	2024
	Thousands of USD	Thousands of USD

Consumables	3,604	4,645
Support services	2,140	2,653
Sales of systems	23,958	21,052
Total revenues	29,702	28,350

Schedule of Revenues Per Geographical Locations	Revenues per geographical locations:
	For the six months ended June 30,
	2023	2024
	Thousands of USD	Thousands of USD
Americas	10,263	8,783
Asia Pacific	1,368	2,279
Europe and Israel (*)	18,071	17,288
Total revenues	29,702	28,350
(*)	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts of revenues in Israel.

Schedule of Timing of Revenue Recognition	Revenues per timing of revenue recognition:
	For the six months ended June 30,
	2023	2024
	Thousands of USD	Thousands of USD
Services transferred over time	2,140	2,653
Goods transferred at a point in time	27,562	25,697
Total revenues	29,702	28,350